Schedule of deposit for an acquisition (Details) - Related Party [Member]		Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Deposit for an acquisition	[1]	$ 2,832,698	$ 3,838,872	$ 3,370,757
Less: Long term portion
Deposit for an acquisition - current portion		$ 2,832,698	$ 3,838,872	$ 3,370,757

[1]	As at June 30, 2024 the Company had a outstanding amounts of S$996,504 which is the outstanding balance of a loan facility that the Company, offered to Ohmyhome Property, Inc. to support working capital for building real estate agency Ohmyhome Property, Inc., with interest charged at 5% per annum and repayment term of 1 year or 14 days from the date of demand, and S$2,686,340 (US$1,986,288) which is the debt purchased from the debt seller on July 3, 2023 and its interest that is owed by Ohmyhome Property, Inc. The total amount includes the interests from the loan facility and debt purchased. The Company intends to acquire Ohmyhome Property Inc. and the amount due from Ohmyhome Property Inc. will be taken into consideration in the potential acquisition.